Short-term Debt and Related Parties Debt (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Sep. 30, 2017	Apr. 30, 2017	May 31, 2016	Apr. 30, 2016	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	May 31, 2015	Apr. 30, 2015
Convertible promissory notes								$ 181,500
Short term convertible notes payable									$ 181,500
Debt instrument maturity date								May 31, 2019
Convertible Promissory Note [Member]
Convertible promissory notes	$ 181,500			$ 165,000	$ 200,000	$ 200,000									$ 200,000	$ 200,000
Conversion price per share	$ 0.50			$ 0.85											$ 1.50	$ 1.50
Principal and accrued interest	$ 211,983
Debt instrument conversion shares	423,966
Short term convertible notes payable							0	$ 0	181,500
Debt discountunamortized							$ 0	0	0						$ 53,546	$ 53,546
Debt instrument face amount				$ 181,500	$ 165,000	$ 165,000
Interest rate															10.00%	10.00%
Debt instrument maturity date				May 31, 2019	May 31, 2017	May 31, 2017
Related Party Convertible Promissory Note [Member]
Short term convertible notes payable								251,725
Debt discountunamortized								$ 0	$ 65,390
Debt instrument face amount										$ 40,000	$ 40,000
Interest rate		10.00%	10.00%	10.00%
Debt instrument maturity date		Jul. 31, 2019	Feb. 28, 2018	Apr. 30, 2018
Related Party Convertible Promissory Note [Member] | Mr. Shilpa Patel [Member]
Conversion price per share							$ 1.50							$ 1.50
Debt instrument face amount							$ 40,000							$ 40,000
Interest rate							10.00%							10.00%
Debt instrument maturity date							Aug. 08, 2019
Related Party Convertible Promissory Note [Member] | Mr. Nitil Patel [Member]
Conversion price per share							$ 0.62					$ 0.62	$ 0.62
Debt instrument face amount							$ 100,000					$ 211,725	$ 211,725
Interest rate							10.00%					10.00%	10.00%
Debt instrument maturity date							Jul. 07, 2019